MANDATORILY REDEEMABLE NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2023
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
Schedule of mandatorily redeemable non-controlling interest

US$
Balance as of January 1, 2021	—
Issuance of mandatorily redeemable noncontrolling interest	6,299
Changes in fair values of mandatorily redeemable noncontrolling interest, excluding impact of instrument-specific credit risk	302
Changes in fair values of mandatorily redeemable noncontrolling interest due to the instrument-specific credit risk	13
Foreign currency translation adjustment	(21)
Balance as of December 31, 2021	6,593
Changes in fair values of mandatorily redeemable noncontrolling interest, excluding impact of instrument-specific credit risk	5,565
Changes in fair values of mandatorily redeemable noncontrolling interest due to the instrument-specific credit risk	(30)
Foreign currency translation adjustment	(747)
Balance as of December 31, 2022	11,381
Changes in fair values of mandatorily redeemable noncontrolling interest, excluding impact of instrument-specific credit risk	108
Redemption of mandatorily redeemable noncontrolling interest	(11,554)
Foreign currency translation adjustment	65
Balance as of December 31, 2023	—

Schedule of key assumptions used for fair value measurement of mandatorily redeemable noncontrolling interest

As of December 31,
2022
Discount rate	19.00%
Bond yields	6.74% – 7.37%
Expected terms	0.33-1.86